DEFERRED REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue
Sales deposits		$ 61
Future delivery of buses	1,003	1,431
Future delivery of buses	2,190
Deferred revenue	3,193	1,492
Less: current portion	3,193	1,492
Long-term portion of deferred revenue